Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings/(Loss) per Share [Abstract]
Net Income/(Loss) per Common Share
The calculation of net income/(loss) per common share is summarized below:

	June 30,
	2021	2020
Basic:
Net income/(loss)	640	(19,629)

Weighted average common shares outstanding – basic	137,590,311	9,588,854
Net income/(loss) per common share – basic	$0.01	$(2.05)

Diluted:
Net income/(loss)	640	(19,629)

Weighted average common shares outstanding – basic	137,590,311	9,588,854
Warrants	4,857,844	-
Non-vested equity incentive shares	844,725	-
Weighted average common shares outstanding – diluted	143,292,880	9,588,854
Net income/(loss) per common share – diluted	$0.01	$(2.05)